Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Segment Reporting Information, by Segment
	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
(in thousands)
Division Revenues:
3 Months ended 06/30/2020	$ 9,430	$ 8,789	$ 9,542	$ 9,186	$ 6,276	$ 5,987	$ 5,198	$ 7,701	$ 62,109
3 Months ended 06/30/2019	$ 9,130	$ 8,620	$ 9,504	$ 9,360	$ 5,624	$ 5,502	$ 4,856	$ 8,093	$ 60,689
6 Months ended 06/30/2020	$ 19,640	$ 17,970	$ 19,705	$ 18,977	$ 12,837	$ 12,291	$ 10,914	$ 16,207	$ 128,541
6 Months ended 06/30/2019	$ 17,911	$ 17,129	$ 18,816	$ 18,405	$ 11,192	$ 10,682	$ 9,540	$ 16,099	$ 119,774

Division Profit:
3 Months ended 06/30/2020	$ 2,908	$ 3,506	$ 3,846	$ 2,650	$ 1,740	$ 1,450	$ 1,107	$ 2,192	$ 19,399
3 Months ended 06/30/2019	$ 3,121	$ 3,452	$ 3,989	$ 3,026	$ 1,490	$ 1,209	$ 1,066	$ 2,568	$ 19,921
6 Months ended 06/30/2020	$ 6,161	$ 7,260	$ 8,029	$ 5,843	$ 3,737	$ 2,746	$ 2,510	$ 5,175	$ 41,461
6 Months ended 06/30/2019	$ 6,221	$ 7,013	$ 8,150	$ 6,069	$ 3,022	$ 2,464	$ 2,264	$ 5,662	$ 40,865

Division Assets:
06/30/2020	$ 101,310	$ 102,672	$ 106,493	$ 123,152	$ 68,824	$ 75,682	$ 58,009	$ 94,433	$ 730,575
12/31/2019	$ 105,094	$ 102,952	$ 109,390	$ 123,652	$ 68,269	$ 73,116	$ 59,100	$ 98,875	$ 740,448

	3 Months Ended 6/30/2020	3 Months Ended 6/30/2019	6 Months Ended 6/30/2020	6 Months Ended 6/30/2019
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 62,109	$ 59,085	$ 128,541	$ 119,774
Corporate finance charges earned, not allocated to divisions	21	34	52	65
Corporate investment income earned, not allocated to divisions	1,669	1,788	3,449	3,672
Timing difference of insurance income allocation to divisions	1,531	1,837	3,830	3,403
Other revenue not allocated to divisions	3	4	5	7
Consolidated Revenues (1)	$ 65,333	$ 62,748	$ 135,877	$ 126,921

	3 Months Ended 6/30/2020	3 Months Ended 6/30/2019	6 Months Ended 6/30/2020	6 Months Ended 6/30/2019
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 19,399	$ 19,921	$ 41,461	$ 40,865
Corporate earnings not allocated	3,224	3,484	7,336	7,147
Corporate expenses not allocated	(17,055)	(18,643)	(40,394)	(37,923)
Consolidated Income Before Income Taxes	$ 5,568	$ 4,762	$ 8,403	$ 10,089

Note 1:  Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.